STATEMENT OF CHANGES IN STOCKHOLDER'S DEFICIT - USD ($)	Common Stock	Stock Subscription Receivable from Stockholder	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2025		$ (10)	$ 10	$ (659)	$ (659)
Balance (in shares) at Dec. 31, 2025	100
Balance at Dec. 03, 2025	$ 0	0	0	0	0
Balance (in shares) at Dec. 03, 2025	0
Issuance of common stock		(10)	10
Stock Issued During Period, Shares, New Issues	100
Net loss				(659)	(659)
Balance at Dec. 31, 2025		(10)	10	(659)	(659)
Balance (in shares) at Dec. 31, 2025	100
Net loss				(37,269)	(37,269)
Balance at Mar. 31, 2026		(10)	10	(37,928)	(37,928)
Balance (in shares) at Mar. 31, 2026	100
Balance at Dec. 31, 2025		(10)	10	(659)	(659)
Balance (in shares) at Dec. 31, 2025	100
Net loss					(138,061,944)
Balance at Jun. 30, 2026		(10)	10	(138,062,603)	(138,062,603)
Balance (in shares) at Jun. 30, 2026	100
Balance at Mar. 31, 2026		(10)	10	(37,928)	(37,928)
Balance (in shares) at Mar. 31, 2026	100
Net loss				(138,024,675)	(138,024,675)
Balance at Jun. 30, 2026		$ (10)	$ 10	$ (138,062,603)	$ (138,062,603)
Balance (in shares) at Jun. 30, 2026	100